SCHEDULE OF INVESTMENT PROPERTY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 56,426
Cost, ending balance	45,141	$ 56,426
Net book value	45,141	56,426
Patent [member]
IfrsStatementLineItems [Line Items]
Net book value
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Net book value
Computer software [member]
IfrsStatementLineItems [Line Items]
Net book value	45,141	56,426
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	275,199	362,614
Impairment		(87,415)
Cost, ending balance	275,199	275,199
Gross carrying amount [member] | Patent [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	41,931	41,931
Impairment
Cost, ending balance	41,931	41,931
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	109,585	197,000
Impairment		(87,415)
Cost, ending balance	109,585	109,585
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	123,683	123,683
Impairment
Cost, ending balance	123,683	123,683
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	218,773	182,813
Charge for the year	11,285	35,960
Accumulated amortization, ending balance	230,058	218,773
Accumulated depreciation and amortisation [member] | Patent [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	41,931	41,931
Charge for the year
Accumulated amortization, ending balance	41,931	41,931
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	109,585	87,731
Charge for the year		21,854
Accumulated amortization, ending balance	109,585	109,585
Accumulated depreciation and amortisation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance	67,257	53,151
Charge for the year	11,285	14,106
Accumulated amortization, ending balance	$ 78,542	$ 67,257